Schedule of Revenue Sources, Health Care Organization (Details) - USD ($)	12 Months Ended
	Aug. 31, 2017	Aug. 31, 2016
Revenues Schedule Of Revenue Sources, Health Care Organization 1		$ 31,743
Revenues Schedule Of Revenue Sources, Health Care Organization 2		14,702
Revenues Schedule Of Revenue Sources, Health Care Organization 3		7,500
Revenues Schedule Of Revenue Sources, Health Care Organization 4		0
Revenues Schedule Of Revenue Sources, Health Care Organization 5		1,149
Revenues Schedule Of Revenue Sources, Health Care Organization 6		0
Revenues Schedule Of Revenue Sources, Health Care Organization 7		326
Revenues Schedule Of Revenue Sources, Health Care Organization 8		0
Revenues Schedule Of Revenue Sources, Health Care Organization 9		40,718
Revenues Schedule Of Revenue Sources, Health Care Organization 10		$ 14,702
Revenues Schedule Of Revenue Sources, Health Care Organization 1	$ 16,866
Revenues Schedule Of Revenue Sources, Health Care Organization 2	31,743
Revenues Schedule Of Revenue Sources, Health Care Organization 3	45,809
Revenues Schedule Of Revenue Sources, Health Care Organization 4	7,500
Revenues Schedule Of Revenue Sources, Health Care Organization 5	964
Revenues Schedule Of Revenue Sources, Health Care Organization 6	1,149
Revenues Schedule Of Revenue Sources, Health Care Organization 7	0
Revenues Schedule Of Revenue Sources, Health Care Organization 8	326
Revenues Schedule Of Revenue Sources, Health Care Organization 9	63,639
Revenues Schedule Of Revenue Sources, Health Care Organization 10	$ 40,718